Other liabilities - Balance sheet presentation (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Other current liabilities	$ 273	$ 291	$ 219	$ 277
Other non-current liabilities	152	$ 173	112	120
Total Other Liabilities	$ 425		$ 331	$ 397